DERIVATIVE LIABILITY (Details Textual) (USD $)	12 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2010 Warrant [Member]	Mar. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]
Warrants Exercised			16,667	33,334	264,003
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments					$ 183,662
Adjustments To Additional Paid In Capital Warrant Issued	51,865		27,516	58,791	426,645
Derivative Liability, Fair Value, Net		2,055,538			2,055,538	1,734,127	2,314,033
Fair Value Assumptions, Risk Free Interest Rate					0.185%	0.115%	0.625%
Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate					57.00%	71.00%	93.00%
Fair Value Assumptions, Expected Term					1 year	1 year 6 months	2 years
Derivative Instruments, Gain Recognized in Income			3,044			579,906
Change In Value Of Derivative, Expense Recognized		$ 842,612		$ 21,119	$ 564,394		$ 91,579